UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EAC Management LP
Address: 55 East 59th Street
	 15th Floor
	 New York, NY 10022

13F File Number:  028-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mike Donatelli
Title:     Managing Member, General Partner
Phone:     (212) 500-2812

Signature, Place, and Date of Signing:

 /s/   Mike Donatelli     New York, New York     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $57,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                COM              03073T102    15450   168984 SH       SOLE                   168984        0        0
ARIBA INC                      COM NEW          04033V203     1187    26500 SH       SOLE                    26500        0        0
BRIGHTPOINT INC                COM NEW          109473405     1867   208135 SH       SOLE                   208135        0        0
COLLECTIVE BRANDS INC          COM              19421W100     9519   438457 SH       SOLE                   438457        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     5347    61513 SH       SOLE                    61513        0        0
KENEXA CORP                    COM              488879107     8690   189619 SH       SOLE                   189619        0        0
NEXEN INC                      COM              65334H102     5702   225000 SH       SOLE                   225000        0        0
PEETS COFFEE & TEA INC         COM              705560100     6525    88964 SH       SOLE                    88964        0        0
RAILAMERICA INC                COM              750753402     3383   123152 SH       SOLE                   123152        0        0